Exit or Disposal Activities - Summary of Activity and Remaining Liabilities Associated with Qualified Exit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 7,077	$ 8,516	$ 5,820
Provisions in Cost of goods sold or SG&A	3,038	9,761	13,578
Actual expenditures charged to accrual	(6,267)	(11,200)	(10,882)
Ending Balance	3,848	7,077	8,516
Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	1,020		4,809
Global Finishes Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	505	8,329	4,767
Paint Stores Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		168	280
Severance and related costs [Member] | Consumer Group [Member] | Facilities Shutdown in 2016 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	1,020
Actual expenditures charged to accrual	(113)
Ending Balance	907
Severance and related costs [Member] | Consumer Group [Member] | Facilities Shutdown in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	445	2,732
Provisions in Cost of goods sold or SG&A		466	4,028
Actual expenditures charged to accrual	(46)	(2,753)	(1,296)
Ending Balance	399	445	2,732
Severance and related costs [Member] | Consumer Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			598
Provisions in Cost of goods sold or SG&A			97
Actual expenditures charged to accrual			(695)
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2016 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	136
Ending Balance	136
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,096
Provisions in Cost of goods sold or SG&A		1,341
Actual expenditures charged to accrual	(1,096)	(245)
Ending Balance		1,096
Severance and related costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	430	104
Provisions in Cost of goods sold or SG&A		326	2,500
Actual expenditures charged to accrual	(430)		(2,396)
Ending Balance		430	104
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		28	33
Actual expenditures charged to accrual		(28)	(5)
Ending Balance			28
Severance and related costs [Member] | Global Finishes Group [Member] | Facility Shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		314	2,177
Actual expenditures charged to accrual			(1,863)
Ending Balance			314
Severance and related costs [Member] | Paint Stores Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		654	977
Provisions in Cost of goods sold or SG&A			2,126
Actual expenditures charged to accrual		(654)	(2,449)
Ending Balance			654
Severance and related costs [Member] | Latin America Coatings Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			123
Actual expenditures charged to accrual			(123)
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,755
Provisions in Cost of goods sold or SG&A	103
Actual expenditures charged to accrual	(648)
Ending Balance	1,210	1,755
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	961	1,514
Actual expenditures charged to accrual		(553)
Ending Balance		961	1,514
Other Qualified Exit Costs [Member] | Facilities Shutdown Prior to 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		924	1,365
Actual expenditures charged to accrual			(441)
Ending Balance			924
Other Qualified Exit Costs [Member] | Consumer Group [Member] | Facilities Shutdown in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	52	781
Provisions in Cost of goods sold or SG&A		6	781
Actual expenditures charged to accrual	(39)	(735)
Ending Balance	13	52	781
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2016 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	369
Actual expenditures charged to accrual	(100)
Ending Balance	269
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	2,750
Provisions in Cost of goods sold or SG&A	499	6,988
Actual expenditures charged to accrual	(2,816)	(4,238)
Ending Balance	433	2,750
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	353	1,080
Provisions in Cost of goods sold or SG&A	430	324	2,267
Actual expenditures charged to accrual	(600)	(1,051)	(1,187)
Ending Balance	183	353	1,080
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Stores Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		138	220
Actual expenditures charged to accrual		(138)	(82)
Ending Balance			138
Other Qualified Exit Costs [Member] | Global Finishes Group [Member] | Facility Shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		83	83
Ending Balance			83
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shut Down in 2015 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	12
Provisions in Cost of goods sold or SG&A	481	168
Actual expenditures charged to accrual	(298)	(156)
Ending Balance	195	12
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown In 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	184	280
Provisions in Cost of goods sold or SG&A		142	280
Actual expenditures charged to accrual	(81)	(238)
Ending Balance	103	184	280
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Facilities Shut Down in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 794	1,205
Provisions in Cost of goods sold or SG&A			1,499
Actual expenditures charged to accrual		(411)	(294)
Ending Balance		794	1,205
Other Qualified Exit Costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		$ 193	244
Actual expenditures charged to accrual			(51)
Ending Balance			$ 193